Note 9 - Rehabilitation Provisions (Tables)	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	November 30,	November 30,
	2024	2023
	($)	($)
Balance at the beginning of year	888	791
Accretion	37	35
Change in estimate	80	59
Foreign currency translation adjustments	15	3
Total	1,020	888

Rehabilitation provisions [member]
Statement Line Items [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
	November 30,	November 30,
	2024	2023
Undiscounted amount of estimated cash flows (US$)	386	386
Life expectancy (years)	9	10
Inflation rate	2.00%	2.00%
Discount rate	4.18%	4.37%
	November 30,	November 30,
	2024	2023
Undiscounted amount of estimated cash flows (CA$)	591	490
Life expectancy (years)	6	2
Inflation rate	2.46%	2.37%
Discount rate	2.93%	4.20%